Lease Operations (Schedule of Investment in Assets Held for Operating Lease) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Property Subject to or Available for Operating Lease [Line Items]
Property, plant and equipment	$ 3,394	$ 2,265
Less: accumulated depreciation	(843)	(289)
Total property, plant and equipment, net	2,551	1,976
Natural gas gathering and NGL transportation pipelines and facilities [Member]
Property Subject to or Available for Operating Lease [Line Items]
Property, plant and equipment	650	619
Natural gas processing facilities [Member]
Property Subject to or Available for Operating Lease [Line Items]
Property, plant and equipment	844	753
Pipelines and related assets [Member]
Property Subject to or Available for Operating Lease [Line Items]
Property, plant and equipment	307	253
Barges [Member]
Property Subject to or Available for Operating Lease [Line Items]
Property, plant and equipment	388	360
Terminals and related assets [Member]
Property Subject to or Available for Operating Lease [Line Items]
Property, plant and equipment	839	42
Barges and towing vessels [Member]
Property Subject to or Available for Operating Lease [Line Items]
Property, plant and equipment	91	91
Construction in Progress [Member]
Property Subject to or Available for Operating Lease [Line Items]
Property, plant and equipment	$ 275	$ 147